Shareholders' equity - Shares repurchased (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2017
Shares repurchased
Issuance of shares, net (in shares)		1,614,596
Issuance of shares		$ (184,370)
Number of Shares, held in treasury	324,507
Shares repurchased (in shares)	324,507		3,223,473
Purchase of treasury shares	$ 34,234	$ 184,370	$ 244,293
Market price per share	$ 101.67	$ 89.38	$ 83.61
Treasury shares held	$ 34,234
Treasury shares held (in shares)	324,507
Treasury Series B Class I
Shares repurchased
Number of Shares, held in treasury	324,507	6,229,027	7,843,623	6,229,027
Treasury shares held (in shares)	324,507	6,229,027	7,843,623	6,229,027